Schedule of Investments (unaudited)	iShares® Morningstar Mid-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Huntington Ingalls Industries Inc.	2,388	$447,033
Textron Inc.	7,065	480,844
Woodward Inc.	2,347	258,804
		1,186,681
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	8,675	907,839
Expeditors International of Washington Inc.	7,455	853,448
GXO Logistics Inc.(a)	3,522	286,022
		2,047,309
Airlines — 1.6%
American Airlines Group Inc.(a)	66,558	1,096,210
Delta Air Lines Inc.(a)	65,661	2,606,085
Southwest Airlines Co.(a)	60,727	2,718,141
United Airlines Holdings Inc.(a)	33,260	1,426,189
		7,846,625
Auto Components — 0.6%
Autoliv Inc.	8,105	802,719
BorgWarner Inc.	24,650	1,080,903
Gentex Corp.	12,803	402,014
Lear Corp.	2,768	463,142
		2,748,778
Banks — 5.0%
Citizens Financial Group Inc.	43,732	2,250,886
Comerica Inc.	13,480	1,250,674
Commerce Bancshares Inc.	11,361	782,886
Cullen/Frost Bankers Inc.	5,805	818,563
East West Bancorp. Inc.	14,582	1,259,010
Fifth Third Bancorp.	70,212	3,133,562
First Horizon Corp.	55,363	947,261
First Republic Bank/CA	5,281	916,729
Huntington Bancshares Inc./OH	148,485	2,236,184
KeyCorp.	95,520	2,393,731
M&T Bank Corp.	13,205	2,236,663
People's United Financial Inc.	44,053	853,747
Regions Financial Corp.	50,972	1,169,298
Signature Bank/New York NY	2,535	772,237
SVB Financial Group(a)	2,201	1,285,164
Western Alliance Bancorp.	5,058	501,703
Zions Bancorp. NA	16,015	1,086,137
		23,894,435
Beverages — 0.2%
Molson Coors Beverage Co., Class B	19,288	919,266

Biotechnology — 0.3%
Mirati Therapeutics Inc.(a)	1,808	215,694
Novavax Inc.(a)(b)	4,198	393,353
United Therapeutics Corp.(a)	4,610	930,621
		1,539,668
Building Products — 1.1%
A O Smith Corp.	5,917	452,177
Allegion PLC	4,403	540,380
Builders FirstSource Inc.(a)	19,658	1,336,548
Carlisle Companies Inc.	2,082	465,202
Fortune Brands Home & Security Inc.	6,975	656,836
Lennox International Inc.	1,373	389,410
Masco Corp.	12,104	766,546
Security	Shares	Value

Building Products (continued)
Owens Corning	5,778	$512,509
		5,119,608
Capital Markets — 2.9%
Ameriprise Financial Inc.	11,480	3,493,479
Franklin Resources Inc.	28,762	919,521
Invesco Ltd.	34,932	791,559
Jefferies Financial Group Inc.	20,107	736,720
Nasdaq Inc.	4,347	779,026
Northern Trust Corp.	21,305	2,485,015
Raymond James Financial Inc.	8,555	905,718
SEI Investments Co.	5,714	334,898
State Street Corp.	37,531	3,546,679
		13,992,615
Chemicals — 4.8%
Axalta Coating Systems Ltd.(a)	10,327	305,782
Celanese Corp.	5,221	812,962
CF Industries Holdings Inc.	22,022	1,516,655
Corteva Inc.	36,155	1,738,332
DuPont de Nemours Inc.	53,154	4,071,596
Eastman Chemical Co.	13,805	1,641,829
FMC Corp.	13,019	1,436,907
International Flavors & Fragrances Inc.	26,119	3,445,619
LyondellBasell Industries NV, Class A	26,972	2,609,002
Mosaic Co. (The)	38,038	1,519,618
Olin Corp.	7,221	365,888
PPG Industries Inc.	13,907	2,172,273
RPM International Inc.	9,114	807,592
Scotts Miracle-Gro Co. (The)	2,123	320,998
Westlake Chemical Corp.	1,492	147,186
		22,912,239
Commercial Services & Supplies — 0.3%
IAA Inc.(a)	5,172	237,550
Republic Services Inc.	11,292	1,441,537
		1,679,087
Communications Equipment — 0.9%
Ciena Corp.(a)	9,066	601,166
F5 Inc.(a)	3,346	694,697
Juniper Networks Inc.	33,425	1,163,859
Motorola Solutions Inc.	8,247	1,912,809
		4,372,531
Construction & Engineering — 0.3%
AECOM	7,001	483,979
Quanta Services Inc.	7,807	801,935
		1,285,914
Construction Materials — 0.2%
Martin Marietta Materials Inc.	2,305	896,922

Consumer Finance — 1.1%
Ally Financial Inc.	19,315	921,712
Credit Acceptance Corp.(a)	286	154,314
Discover Financial Services	17,303	2,002,822
Synchrony Financial	56,145	2,391,216
		5,470,064
Containers & Packaging — 2.5%
Amcor PLC	156,926	1,884,681
AptarGroup Inc.	4,035	473,305
Avery Dennison Corp.	2,600	534,092
Ball Corp.	10,358	1,005,762

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Berry Global Group Inc.(a)	13,849	$933,700
Crown Holdings Inc.	13,132	1,502,301
International Paper Co.	39,745	1,917,696
Packaging Corp. of America	9,761	1,470,299
Sealed Air Corp.	15,165	1,030,007
Westrock Co.	27,444	1,266,815
		12,018,658
Distributors — 0.6%
Genuine Parts Co.	14,614	1,947,023
LKQ Corp.	13,263	728,006
		2,675,029
Diversified Consumer Services — 0.1%
Service Corp. International	9,004	555,727

Diversified Financial Services — 0.5%
Apollo Global Management Inc.	10,964	767,480
Equitable Holdings Inc.	38,684	1,301,330
Voya Financial Inc.	6,139	417,206
		2,486,016
Diversified Telecommunication Services — 0.2%
Lumen Technologies Inc.	94,723	1,170,776

Electric Utilities — 4.8%
Alliant Energy Corp.	25,709	1,538,941
Avangrid Inc.	7,133	333,254
Edison International	38,961	2,446,361
Entergy Corp.	20,619	2,304,586
Evergy Inc.	23,543	1,529,353
Eversource Energy	35,303	3,159,265
FirstEnergy Corp.	55,853	2,343,592
NRG Energy Inc.	14,253	569,122
PG&E Corp.(a)(b)	154,859	1,980,647
Pinnacle West Capital Corp.	11,617	808,659
PPL Corp.	77,018	2,285,894
Xcel Energy Inc.	55,280	3,850,805
		23,150,479
Electrical Equipment — 1.2%
AMETEK Inc.	10,634	1,454,412
Hubbell Inc.	3,626	679,113
Plug Power Inc.(a)	21,226	464,213
Regal Rexnord Corp.	6,965	1,103,813
Rockwell Automation Inc.	3,872	1,119,860
Sensata Technologies Holding PLC(a)	16,305	935,255
Sunrun Inc.(a)(b)	6,989	181,225
		5,937,891
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics Inc.(a)(b)	7,169	888,956
CDW Corp./DE	5,401	1,021,059
Corning Inc.	42,667	1,793,721
Flex Ltd.(a)	48,444	783,824
Jabil Inc.	14,752	907,100
		5,394,660
Energy Equipment & Services — 0.5%
Baker Hughes Co.	47,306	1,298,076
Halliburton Co.	40,786	1,253,762
		2,551,838
Entertainment — 0.7%
AMC Entertainment Holdings Inc., Class A(a)(b)	29,959	481,142
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	806	44,169
Security	Shares	Value

Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	7,284	$438,715
Live Nation Entertainment Inc.(a)	9,590	1,050,201
Playtika Holding Corp.(a)	4,830	82,255
Take-Two Interactive Software Inc.(a)	3,354	547,842
Zynga Inc., Class A(a)	53,404	484,374
		3,128,698
Equity Real Estate Investment Trusts (REITs) — 8.6%
Alexandria Real Estate Equities Inc.	6,313	1,230,025
American Homes 4 Rent, Class A	10,660	417,126
Americold Realty Trust	15,965	454,204
Apartment Income REIT Corp.	16,156	853,360
AvalonBay Communities Inc.	9,643	2,355,110
Boston Properties Inc.	14,594	1,635,696
Camden Property Trust	5,968	955,417
CubeSmart	9,181	465,844
Equity LifeStyle Properties Inc.	6,580	515,148
Equity Residential	22,937	2,035,200
Essex Property Trust Inc.	4,255	1,414,787
Extra Space Storage Inc.	5,422	1,074,586
Federal Realty Investment Trust	3,871	493,514
Gaming and Leisure Properties Inc.	23,276	1,051,610
Healthpeak Properties Inc.	37,848	1,338,684
Host Hotels & Resorts Inc.(a)	47,718	827,430
Iron Mountain Inc.	29,729	1,365,156
Kilroy Realty Corp.	4,805	307,520
Kimco Realty Corp.	63,291	1,535,440
Lamar Advertising Co., Class A	5,877	650,937
Life Storage Inc.	3,330	449,383
Medical Properties Trust Inc.	61,250	1,394,050
Mid-America Apartment Communities Inc.	6,173	1,275,836
National Retail Properties Inc.	17,979	797,908
Realty Income Corp.	37,759	2,620,852
Regency Centers Corp.	10,007	718,002
STORE Capital Corp.	17,428	552,642
UDR Inc.	16,829	956,560
Ventas Inc.	40,958	2,171,593
VICI Properties Inc.	64,537	1,847,049
Vornado Realty Trust	10,645	436,551
Welltower Inc.	29,587	2,563,122
Weyerhaeuser Co.	76,919	3,109,835
WP Carey Inc.	19,129	1,484,410
		41,354,587
Food & Staples Retailing — 1.7%
Albertsons Companies Inc., Class A	10,040	282,626
Kroger Co. (The)	69,382	3,024,362
Sysco Corp.	52,599	4,110,612
U.S. Foods Holding Corp.(a)	22,809	804,245
		8,221,845
Food Products — 5.0%
Archer-Daniels-Midland Co.	57,412	4,305,900
Bunge Ltd.	14,437	1,427,242
Campbell Soup Co.	20,829	918,975
Conagra Brands Inc.	49,248	1,711,860
Darling Ingredients Inc.(a)	9,264	590,765
General Mills Inc.	62,140	4,267,775
Hershey Co. (The)	7,050	1,389,344
Hormel Foods Corp.	28,976	1,375,491
JM Smucker Co. (The)	11,128	1,564,374
Kellogg Co.	26,267	1,654,821

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Lamb Weston Holdings Inc.	8,549	$548,931
McCormick & Co. Inc./MD, NVS	15,321	1,536,850
Tyson Foods Inc., Class A	30,246	2,749,059
		24,041,387
Gas Utilities — 0.5%
Atmos Energy Corp.	13,603	1,458,514
UGI Corp.	21,401	970,535
		2,429,049
Health Care Equipment & Supplies — 1.1%
Baxter International Inc.	29,201	2,494,933
DENTSPLY SIRONA Inc.	9,262	494,776
Hologic Inc.(a)	10,577	742,929
Zimmer Biomet Holdings Inc.	12,650	1,556,203
		5,288,841
Health Care Providers & Services — 4.3%
AmerisourceBergen Corp.	15,352	2,090,942
Cardinal Health Inc.	28,938	1,492,332
Centene Corp.(a)	59,863	4,654,947
Chemed Corp.	756	354,496
DaVita Inc.(a)	6,676	723,478
Henry Schein Inc.(a)(b)	14,256	1,073,477
Laboratory Corp. of America Holdings(a)	9,830	2,667,469
McKesson Corp.	15,665	4,021,519
Molina Healthcare Inc.(a)	2,508	728,524
Quest Diagnostics Inc.	12,587	1,699,497
Universal Health Services Inc., Class B	7,484	973,369
		20,480,050
Health Care Technology — 0.5%
Cerner Corp.	17,410	1,587,792
Teladoc Health Inc.(a)	10,074	772,777
		2,360,569
Hotels, Restaurants & Leisure — 2.9%
Aramark	26,131	896,032
Carnival Corp.(a)	82,581	1,635,930
Darden Restaurants Inc.	9,038	1,264,145
Expedia Group Inc.(a)	14,971	2,744,035
Las Vegas Sands Corp.(a)	35,319	1,546,972
MGM Resorts International	24,538	1,048,263
Norwegian Cruise Line Holdings Ltd.(a)	38,109	793,810
Royal Caribbean Cruises Ltd.(a)	23,016	1,790,875
Wynn Resorts Ltd.(a)	10,776	920,809
Yum! Brands Inc.	9,135	1,143,428
		13,784,299
Household Durables — 2.3%
DR Horton Inc.	15,377	1,371,936
Garmin Ltd.	7,030	874,673
Lennar Corp., Class A	27,923	2,683,679
Lennar Corp., Class B	1,579	127,473
Mohawk Industries Inc.(a)	5,647	891,492
Newell Brands Inc.	38,982	904,772
NVR Inc.(a)	155	825,719
PulteGroup Inc.	26,000	1,369,940
Toll Brothers Inc.	11,779	694,608
Whirlpool Corp.	6,239	1,311,375
		11,055,667
Household Products — 0.7%
Church & Dwight Co. Inc.	12,444	1,277,377
Security	Shares	Value

Household Products (continued)
Clorox Co. (The)	12,605	$2,115,875
		3,393,252
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	68,449	1,518,199
Vistra Corp.	49,613	1,082,059
		2,600,258
Insurance — 5.9%
Aflac Inc.	62,467	3,924,177
Alleghany Corp.(a)	698	463,472
Allstate Corp. (The)	29,426	3,550,835
American Financial Group Inc./OH	6,809	887,077
Arch Capital Group Ltd.(a)	20,161	933,858
Arthur J Gallagher & Co.	7,675	1,212,190
Assurant Inc.	5,834	889,743
Cincinnati Financial Corp.	6,770	797,709
Erie Indemnity Co., Class A, NVS	1,172	215,765
Everest Re Group Ltd.	2,150	609,310
Fidelity National Financial Inc.	29,220	1,471,227
First American Financial Corp.	6,491	483,644
Globe Life Inc.	9,562	978,193
Hartford Financial Services Group Inc. (The)	34,918	2,509,557
Lincoln National Corp.	17,458	1,221,711
Loews Corp.	20,514	1,223,865
Markel Corp.(a)	1,402	1,728,301
Old Republic International Corp.	29,224	749,011
Principal Financial Group Inc.	25,302	1,848,564
Reinsurance Group of America Inc.	6,919	794,509
W R Berkley Corp.	5,246	443,287
Willis Towers Watson PLC	7,050	1,649,418
		28,585,423
Interactive Media & Services — 0.1%
IAC/InterActiveCorp.(a)	3,953	539,743

IT Services — 1.2%
Akamai Technologies Inc.(a)(b)	9,687	1,109,646
Broadridge Financial Solutions Inc.	3,717	591,821
Concentrix Corp.	1,388	278,974
DXC Technology Co.(a)	25,824	776,786
FleetCor Technologies Inc.(a)	4,210	1,003,074
Genpact Ltd.	8,215	408,696
Jack Henry & Associates Inc.	3,500	587,335
Western Union Co. (The)	41,168	778,487
		5,534,819
Leisure Products — 0.3%
Brunswick Corp./DE	4,109	373,056
Hasbro Inc.	5,732	530,096
Mattel Inc.(a)	24,173	505,699
		1,408,851
Life Sciences Tools & Services — 0.4%
PerkinElmer Inc.	7,263	1,250,471
Syneos Health Inc.(a)	6,257	566,634
		1,817,105
Machinery — 4.3%
AGCO Corp.	3,233	378,908
Cummins Inc.	14,683	3,243,181
Donaldson Co. Inc.	7,278	405,093
Dover Corp.	6,546	1,112,231
Fortive Corp.	15,693	1,106,984
Ingersoll Rand Inc.	13,847	778,340

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
ITT Inc.	2,723	$250,298
Lincoln Electric Holdings Inc.	3,079	393,619
Middleby Corp. (The)(a)	2,642	489,298
Oshkosh Corp.	7,069	804,523
Otis Worldwide Corp.	22,083	1,886,551
PACCAR Inc.	20,573	1,913,083
Parker-Hannifin Corp.	8,152	2,527,202
Pentair PLC	5,998	382,073
Snap-on Inc.	5,523	1,150,165
Stanley Black & Decker Inc.	11,220	1,959,573
Toro Co. (The)	3,804	367,390
Westinghouse Air Brake Technologies Corp.	19,179	1,705,013
		20,853,525
Media — 2.4%
Cable One Inc.	205	316,670
Discovery Inc., Class A(a)(b)	17,320	483,401
Discovery Inc., Class C, NVS(a)(b)	31,088	850,257
DISH Network Corp., Class A(a)	25,720	807,608
Fox Corp., Class A, NVS	32,789	1,331,561
Fox Corp., Class B	15,051	559,596
Interpublic Group of Companies Inc. (The)	40,432	1,436,953
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	3,548	164,095
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	7,191	334,597
News Corp., Class A, NVS	40,230	894,715
News Corp., Class B	12,463	277,177
Omnicom Group Inc.	21,825	1,644,732
Sirius XM Holdings Inc.(b)	58,144	369,796
ViacomCBS Inc., Class A	974	35,629
ViacomCBS Inc., Class B, NVS	62,268	2,082,865
		11,589,652
Metals & Mining — 1.1%
Alcoa Corp.	19,233	1,090,703
Cleveland-Cliffs Inc.(a)	46,870	803,352
Nucor Corp.	15,213	1,542,598
Reliance Steel & Aluminum Co.	6,416	980,878
Steel Dynamics Inc.	19,301	1,071,592
		5,489,123
Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	53,727	799,995
Annaly Capital Management Inc.	148,448	1,172,739
Starwood Property Trust Inc.	31,182	771,755
		2,744,489
Multi-Utilities — 4.0%
Ameren Corp.	26,428	2,345,221
CenterPoint Energy Inc.	64,541	1,830,383
CMS Energy Corp.	29,729	1,913,953
Consolidated Edison Inc.	36,270	3,135,541
DTE Energy Co.	19,875	2,393,546
NiSource Inc.	40,371	1,178,026
Public Service Enterprise Group Inc.	51,909	3,453,506
WEC Energy Group Inc.	32,391	3,143,222
		19,393,398
Multiline Retail — 1.0%
Dollar Tree Inc.(a)	23,094	3,030,394
Kohl's Corp.	15,408	920,012
Macy's Inc.	31,780	813,568
		4,763,974
Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.6%
APA Corp.	37,183	$1,234,847
Continental Resources Inc./OK	5,986	310,913
Coterra Energy Inc.	83,539	1,829,504
Devon Energy Corp.	64,560	3,264,799
Diamondback Energy Inc.	17,479	2,205,151
Hess Corp.	15,972	1,474,056
Kinder Morgan Inc.	200,055	3,472,955
Marathon Oil Corp.	79,995	1,557,503
Occidental Petroleum Corp.	53,252	2,006,003
ONEOK Inc.	45,750	2,776,110
Ovintiv Inc.	26,867	1,042,439
Phillips 66	44,976	3,813,515
Targa Resources Corp.	10,486	619,513
Valero Energy Corp.	28,095	2,331,042
Williams Companies Inc. (The)	124,653	3,732,111
		31,670,461
Pharmaceuticals — 1.0%
Jazz Pharmaceuticals PLC(a)	6,330	879,300
Organon & Co.	26,112	833,234
Royalty Pharma PLC, Class A	36,611	1,464,806
Viatris Inc.	124,162	1,858,705
		5,036,045
Professional Services — 1.0%
Booz Allen Hamilton Holding Corp.	8,967	688,038
Clarivate PLC(a)	15,637	257,385
Dun & Bradstreet Holdings Inc.(a)	10,212	204,853
Jacobs Engineering Group Inc.	8,185	1,065,523
Leidos Holdings Inc.	14,419	1,289,780
Nielsen Holdings PLC	36,725	692,633
Robert Half International Inc.	3,763	426,197
		4,624,409
Real Estate Management & Development — 0.7%
CBRE Group Inc., Class A(a)	18,381	1,862,731
Jones Lang LaSalle Inc.(a)	5,185	1,300,346
		3,163,077
Road & Rail — 0.3%
AMERCO	400	243,580
Avis Budget Group Inc.(a)	2,060	362,931
Knight-Swift Transportation Holdings Inc.	9,879	558,954
XPO Logistics Inc.(a)	6,937	459,021
		1,624,486
Semiconductors & Semiconductor Equipment — 0.6%
First Solar Inc.(a)	5,755	451,077
MKS Instruments Inc.	2,382	369,996
Qorvo Inc.(a)	4,742	650,982
Skyworks Solutions Inc.	4,917	720,439
Wolfspeed Inc.(a)	6,917	651,858
		2,844,352
Software — 1.1%
Black Knight Inc.(a)	6,754	503,849
Citrix Systems Inc.	8,215	837,437
Guidewire Software Inc.(a)	4,621	465,982
NortonLifeLock Inc.	59,730	1,553,577
SS&C Technologies Holdings Inc.	13,223	1,056,121
VMware Inc., Class A	7,171	921,330
		5,338,296
Specialty Retail — 2.2%
Advance Auto Parts Inc.	3,709	858,671

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
AutoNation Inc.(a)	4,093	$446,137
AutoZone Inc.(a)	1,237	2,457,115
Bath & Body Works Inc.	9,329	523,077
Best Buy Co. Inc.	22,710	2,254,649
CarMax Inc.(a)(b)	6,911	768,296
GameStop Corp., Class A(a)(b)	3,725	405,764
Gap Inc. (The)	21,943	396,510
Lithia Motors Inc.	1,484	433,521
Penske Automotive Group Inc.	3,125	317,594
Tractor Supply Co.	4,462	974,099
Williams-Sonoma Inc.	4,338	696,422
		10,531,855
Technology Hardware, Storage & Peripherals — 2.8%
Dell Technologies Inc., Class C(a)	29,810	1,693,506
Hewlett Packard Enterprise Co.	134,207	2,191,600
HP Inc.	118,241	4,342,992
NetApp Inc.	13,198	1,141,759
Seagate Technology Holdings PLC	21,014	2,251,650
Western Digital Corp.(a)	31,969	1,654,076
		13,275,583
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	9,878	593,371
PVH Corp.	7,316	695,093
Tapestry Inc.	28,281	1,073,264
Under Armour Inc., Class A(a)	12,719	239,499
Under Armour Inc., Class C, NVS(a)	14,499	231,839
		2,833,066
Trading Companies & Distributors — 0.9%
Fastenal Co.	29,512	1,672,740
United Rentals Inc.(a)	3,156	1,010,299
Watsco Inc.	1,536	434,012
WW Grainger Inc.	2,218	1,098,154
		4,215,205
Security	Shares	Value

Water Utilities — 0.4%
American Water Works Co. Inc.	8,874	$1,426,939
Essential Utilities Inc.	10,894	530,974
		1,957,913
Total Common Stocks — 99.7%
(Cost: $411,381,095)		479,826,168

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	7,019,199	7,021,305
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,025,000	1,025,000
		8,046,305

Total Short-Term Investments — 1.7%
(Cost: $8,046,305)		8,046,305

Total Investments in Securities — 101.4%
(Cost: $419,427,400)		487,872,473

Other Assets, Less Liabilities — (1.4)%		(6,749,254)

Net Assets — 100.0%		$481,123,219

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,010,373	$5,012,746	(a)	$—	$(1,814)	$—	$7,021,305	7,019,199	$12,778	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	935,000	90,000	(a)	—	—	—	1,025,000	1,025,000	38		—
					$(1,814)	$—	$8,046,305		$12,816		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	6	03/18/22	$418	$(6,293)
S&P Mid 400 E-Mini Index	3	03/18/22	789	(55,851)
				$(62,144)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$479,826,168	$—	$—	$479,826,168
Money Market Funds	8,046,305	—	—	8,046,305
	$487,872,473	$—	$—	$487,872,473
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(62,144)	$—	$—	$(62,144)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust